Portfolio of investments—May 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.55%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$318,618	$354,051
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	680,000	688,988
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	375,000	402,100
Total asset-backed securities (Cost $1,403,672)				1,445,139

	Shares
Common stocks: 1.06%
Energy: 1.03%
Oil, gas & consumable fuels: 1.03%
Enviva, Inc.†	165,020	2,709,133
Investment Companies: 0.03%
Resolute Topco, Inc.†	8,524	71,031
Total common stocks (Cost $1,160,611)		2,780,164

			Principal
Corporate bonds and notes: 76.31%
Basic materials: 1.45%
Chemicals: 1.12%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$965,000	972,626
Chemours Co.144A	8.00	1-15-2033	910,000	793,380
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	1,205,000	1,182,232
				2,948,238
Iron/steel: 0.33%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	985,000	849,609
Communications: 10.46%
Advertising: 1.39%
Clear Channel Outdoor Holdings, Inc.144A	5.13	8-15-2027	785,000	767,908
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	955,000	1,000,208
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	820,000	769,287
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	1,050,000	1,108,856
				3,646,259
Internet: 0.69%
Cablevision Lightpath LLC144A	5.63	9-15-2028	875,000	845,016
Match Group Holdings II LLC144A	5.63	2-15-2029	975,000	966,823
				1,811,839
Media: 4.96%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	2,170,000	1,873,216
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	3,000,000	2,812,952
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	975,000	956,306
CSC Holdings LLC144A	3.38	2-15-2031	965,000	632,075
CSC Holdings LLC144A	5.50	4-15-2027	1,145,000	1,084,681
CSC Holdings LLC144A	5.75	1-15-2030	560,000	282,676
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 1

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
CSC Holdings LLC144A	11.25%	5-15-2028	$630,000	$623,500
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	235,000	231,312
DISH DBS Corp.144A	5.75	12-1-2028	570,000	482,378
DISH Network Corp.144A	11.75	11-15-2027	1,900,000	1,960,251
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	645,000	608,285
Sirius XM Radio LLC144A	4.13	7-1-2030	1,625,000	1,476,424
				13,024,056
Telecommunications: 3.42%
CommScope LLC144A	8.25	3-1-2027	685,000	683,235
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	2,903,950	2,497,397
Level 3 Financing, Inc.144A	3.63	1-15-2029	825,000	684,750
Level 3 Financing, Inc.144A	3.88	10-15-2030	875,000	737,187
Level 3 Financing, Inc.144A	10.50	4-15-2029	1,650,000	1,856,250
Lumen Technologies, Inc.144A	10.00	10-15-2032	888,125	910,861
Viasat, Inc.144A	5.63	4-15-2027	520,000	512,168
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	1,040,000	1,082,376
				8,964,224
Consumer, cyclical: 11.30%
Airlines: 0.22%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	585,000	574,457
Auto parts & equipment: 0.57%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	675,000	669,685
Adient Global Holdings Ltd.144A	8.25	4-15-2031	190,000	193,928
ZF North America Capital, Inc.144A	6.88	4-23-2032	680,000	623,811
				1,487,424
Distribution/wholesale: 0.10%
RB Global Holdings, Inc.144A	7.75	3-15-2031	240,000	251,233
Entertainment: 2.94%
CCM Merger, Inc.144A	6.38	5-1-2026	3,270,000	3,271,214
Churchill Downs, Inc.144A	6.75	5-1-2031	1,085,000	1,105,014
Cinemark USA, Inc.144A	7.00	8-1-2032	1,875,000	1,928,870
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	1,390,000	1,417,115
				7,722,213
Home builders: 0.37%
LGI Homes, Inc.144A	8.75	12-15-2028	940,000	967,398
Housewares: 0.60%
Newell Brands, Inc.	6.38	5-15-2030	810,000	760,950
Newell Brands, Inc.144A	8.50	6-1-2028	800,000	827,639
				1,588,589
See accompanying notes to portfolio of investments
2 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 1.60%
NCL Corp. Ltd.144A	6.75%	2-1-2032	$510,000	$510,095
NCL Corp. Ltd.144A	7.75	2-15-2029	450,000	473,134
NCL Corp. Ltd.144A	8.13	1-15-2029	335,000	352,722
Sabre Global, Inc.144A	10.75	11-15-2029	1,044,000	1,064,880
Sabre Global, Inc.144A%%	11.13	7-15-2030	95,000	97,470
Viking Cruises Ltd.144A	5.88	9-15-2027	285,000	284,858
Viking Cruises Ltd.144A	7.00	2-15-2029	1,405,000	1,414,792
				4,197,951
Lodging: 0.74%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	875,000	884,880
Hilton Domestic Operating Co., Inc.144A	6.13	4-1-2032	1,035,000	1,050,973
				1,935,853
Retail: 4.16%
Carvana Co. (PIK at 13.00%)144A¥	9.00	6-1-2030	1,910,000	2,014,159
FirstCash, Inc.144A	4.63	9-1-2028	625,000	608,879
FirstCash, Inc.144A	6.88	3-1-2032	1,385,000	1,419,637
Group 1 Automotive, Inc.144A	6.38	1-15-2030	665,000	677,230
Lithia Motors, Inc.144A	4.38	1-15-2031	300,000	281,157
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	805,000	745,713
Michaels Cos., Inc.144A	7.88	5-1-2029	915,000	441,487
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	685,000	666,832
QXO Building Products, Inc.144A	6.75	4-30-2032	645,000	661,351
Saks Global Enterprises LLC144A	11.00	12-15-2029	1,150,000	514,625
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	595,000	604,503
Sonic Automotive, Inc.144A	4.63	11-15-2029	400,000	382,094
Sonic Automotive, Inc.144A	4.88	11-15-2031	960,000	894,586
Walgreens Boots Alliance, Inc.	8.13	8-15-2029	970,000	1,016,332
				10,928,585
Consumer, non-cyclical: 11.24%
Commercial services: 4.32%
Allied Universal Holdco LLC144A	7.88	2-15-2031	645,000	668,458
Block, Inc.	6.50	5-15-2032	1,210,000	1,236,604
CoreCivic, Inc.	8.25	4-15-2029	2,015,000	2,129,722
GEO Group, Inc.	8.63	4-15-2029	1,295,000	1,366,971
GEO Group, Inc.	10.25	4-15-2031	1,150,000	1,260,569
Herc Holdings Escrow, Inc.144A%%	7.00	6-15-2030	630,000	649,042
Hertz Corp.144A	12.63	7-15-2029	250,000	254,558
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	255,000	254,739
Service Corp. International	5.75	10-15-2032	1,420,000	1,411,109
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	1,495,000	1,289,299
Veritiv Operating Co.144A	10.50	11-30-2030	780,000	829,612
				11,350,683
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 3

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food: 1.35%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88%	2-15-2028	$765,000	$764,314
B&G Foods, Inc.144A	8.00	9-15-2028	1,470,000	1,385,390
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	770,000	710,288
Performance Food Group, Inc.144A	6.13	9-15-2032	670,000	675,391
				3,535,383
Healthcare-services: 4.38%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	625,000	562,841
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	730,000	701,371
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	450,000	479,641
Concentra Health Services, Inc.144A	6.88	7-15-2032	1,115,000	1,147,142
DaVita, Inc.144A	6.88	9-1-2032	2,205,000	2,239,932
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	462,178	368,587
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	577,834	421,824
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	375,715	370,511
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	960,000	929,320
Star Parent, Inc.144A	9.00	10-1-2030	1,530,000	1,581,360
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	795,000	793,466
Tenet Healthcare Corp.	6.75	5-15-2031	1,850,000	1,905,596
				11,501,591
Household products/wares: 0.27%
Central Garden & Pet Co.	4.13	10-15-2030	755,000	698,209
Pharmaceuticals: 0.92%
AdaptHealth LLC144A	5.13	3-1-2030	930,000	859,437
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	1,505,000	1,557,797
				2,417,234
Energy: 9.44%
Energy-alternate sources: 0.00%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	3,940,000	0
Oil & gas: 2.58%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	580,000	594,366
California Resources Corp.144A	8.25	6-15-2029	475,000	475,861
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	1,050,000	1,076,996
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	700,000	764,524
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	675,000	619,846
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	350,000	318,907
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	275,000	273,652
Kimmeridge Texas Gas LLC144A	8.50	2-15-2030	275,000	271,840
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	375,000	355,326
Murphy Oil Corp.	6.00	10-1-2032	680,000	633,915
Nabors Industries Ltd.144A	7.50	1-15-2028	440,000	367,577
See accompanying notes to portfolio of investments
4 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Nabors Industries, Inc.144A	8.88%	8-15-2031	$595,000	$407,186
Nabors Industries, Inc.144A	9.13	1-31-2030	685,000	624,157
				6,784,153
Oil & gas services: 1.35%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	700,000	703,682
Bristow Group, Inc.144A	6.88	3-1-2028	2,120,000	2,113,794
Oceaneering International, Inc.	6.00	2-1-2028	730,000	720,165
				3,537,641
Pipelines: 5.51%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	375,000	383,082
Buckeye Partners LP144A	6.88	7-1-2029	1,385,000	1,424,036
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	375,000	360,358
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	1,480,000	1,566,881
Excelerate Energy LP144A	8.00	5-15-2030	375,000	388,212
Harvest Midstream I LP144A	7.50	9-1-2028	1,115,000	1,132,170
Hess Midstream Operations LP144A	5.50	10-15-2030	530,000	524,016
Hess Midstream Operations LP144A	6.50	6-1-2029	240,000	245,013
Kinetik Holdings LP144A	5.88	6-15-2030	1,150,000	1,143,166
Prairie Acquiror LP144A	9.00	8-1-2029	850,000	864,099
Rockies Express Pipeline LLC144A	6.75	3-15-2033	280,000	288,385
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,880,000	1,800,207
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,350,000	1,293,551
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	1,090,000	1,105,013
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,300,000	1,319,685
Venture Global LNG, Inc.144A	9.88	2-1-2032	595,000	632,988
				14,470,862
Financial: 13.35%
Banks: 0.48%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	1,295,000	1,268,686
Diversified financial services: 5.04%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	1,200,000	1,191,626
Encore Capital Group, Inc.144A	9.25	4-1-2029	925,000	986,281
EZCORP, Inc.144A	7.38	4-1-2032	680,000	705,671
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	325,000	325,538
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	455,000	466,617
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	1,040,000	1,086,450
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	805,000	762,624
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	650,000	643,450
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	390,000	399,193
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	670,000	710,658
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	1,050,000	1,093,358
Navient Corp.	11.50	3-15-2031	1,135,000	1,285,756
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 5

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
OneMain Finance Corp.	7.88%	3-15-2030	$1,280,000	$1,337,599
PRA Group, Inc.144A	5.00	10-1-2029	765,000	686,247
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,600,000	1,531,686
				13,212,754
Insurance: 2.81%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	2,055,000	2,112,304
AmWINS Group, Inc.144A	4.88	6-30-2029	525,000	502,971
AmWINS Group, Inc.144A	6.38	2-15-2029	735,000	745,297
BroadStreet Partners, Inc.144A	5.88	4-15-2029	1,010,000	994,514
HUB International Ltd.144A	7.25	6-15-2030	205,000	213,491
HUB International Ltd.144A	7.38	1-31-2032	1,370,000	1,429,731
Panther Escrow Issuer LLC144A	7.13	6-1-2031	670,000	693,118
USI, Inc.144A	7.50	1-15-2032	650,000	681,336
				7,372,762
REITs: 5.02%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	745,000	784,335
Brandywine Operating Partnership LP	8.88	4-12-2029	1,575,000	1,677,183
Iron Mountain, Inc.144A	4.50	2-15-2031	2,635,000	2,468,994
Iron Mountain, Inc.144A	5.25	7-15-2030	625,000	609,883
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	1,385,000	1,436,314
MPT Operating Partnership LP/MPT Finance Corp.144A	8.50	2-15-2032	805,000	825,160
RHP Hotel Properties LP/RHP Finance Corp.144A%%	6.50	6-15-2033	370,000	376,295
Service Properties Trust	8.38	6-15-2029	455,000	460,417
Service Properties Trust144A	8.63	11-15-2031	2,025,000	2,156,708
Starwood Property Trust, Inc.144A	6.50	7-1-2030	1,100,000	1,115,612
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	365,000	332,519
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	10.50	2-15-2028	880,000	933,573
				13,176,993
Industrial: 9.22%
Aerospace/defense: 1.58%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	1,210,000	1,336,161
TransDigm, Inc.144A	6.63	3-1-2032	2,745,000	2,804,031
				4,140,192
Building materials: 1.63%
Builders FirstSource, Inc.144A	6.38	3-1-2034	965,000	961,460
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	900,000	796,500
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,580,000	1,595,979
Quikrete Holdings, Inc.144A	6.38	3-1-2032	325,000	330,251
Quikrete Holdings, Inc.144A	6.75	3-1-2033	580,000	588,553
				4,272,743
See accompanying notes to portfolio of investments
6 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electrical components & equipment: 1.03%
Energizer Holdings, Inc.144A	4.38%	3-31-2029	$1,390,000	$1,305,702
WESCO Distribution, Inc.144A	6.63	3-15-2032	1,375,000	1,407,629
				2,713,331
Electronics: 0.08%
Sensata Technologies, Inc.144A	6.63	7-15-2032	200,000	201,789
Environmental control: 0.32%
Clean Harbors, Inc.144A	6.38	2-1-2031	830,000	844,617
Hand/machine tools: 1.10%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	985,000	1,071,188
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	16.50	10-15-2028	1,794,876	1,819,268
				2,890,456
Machinery-diversified: 0.79%
Chart Industries, Inc.144A	7.50	1-1-2030	670,000	699,347
Chart Industries, Inc.144A	9.50	1-1-2031	765,000	815,212
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	570,000	564,603
				2,079,162
Packaging & containers: 1.22%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	1,275,000	1,278,141
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	385,000	390,409
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	655,000	669,823
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	825,000	862,070
				3,200,443
Transportation: 0.42%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	1,095,000	1,112,083
Trucking & leasing: 1.05%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	900,000	892,478
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	1,305,000	1,336,551
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	500,000	511,127
				2,740,156
Technology: 5.46%
Computers: 1.20%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	1,005,000	1,056,362
Insight Enterprises, Inc.144A	6.63	5-15-2032	650,000	662,308
Seagate HDD Cayman	8.50	7-15-2031	1,340,000	1,430,817
				3,149,487
Office/business equipment: 0.41%
Zebra Technologies Corp.144A	6.50	6-1-2032	1,060,000	1,078,896
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 7

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors: 0.26%
Entegris, Inc.144A	5.95%	6-15-2030	$690,000	$690,379
Software: 3.59%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,745,000	1,681,347
Cloud Software Group, Inc.144A	6.50	3-31-2029	1,480,000	1,478,335
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,350,000	1,419,487
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,935,000	1,980,625
Ellucian Holdings, Inc.144A	6.50	12-1-2029	890,000	898,844
Rocket Software, Inc.144A	9.00	11-28-2028	1,100,000	1,134,923
SS&C Technologies, Inc.144A	6.50	6-1-2032	800,000	821,433
				9,414,994
Utilities: 4.39%
Electric: 4.14%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055	855,000	811,192
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	1,160,000	1,169,178
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	795,000	785,401
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	1,295,000	1,323,983
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	1,000,000	959,559
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	1,315,000	1,287,668
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	695,000	656,072
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	680,000	689,775
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	800,000	859,307
Vistra Operations Co. LLC144A	7.75	10-15-2031	1,005,000	1,065,640
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029	1,260,000	1,266,183
				10,873,958
Gas: 0.25%
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	635,000	663,224
Total corporate bonds and notes (Cost $198,093,800)				200,290,789
Loans: 5.43%
Communications: 1.92%
Media: 0.74%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	8.83	1-18-2028	670,833	661,609
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.79	8-2-2029	985,027	968,410
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)‡±	8.83	9-30-2027	467,230	304,867
				1,934,886
Telecommunications: 1.18%
CommScope, Inc. (U.S. SOFR 1 Month+5.25%)±	9.58	12-17-2029	2,205,000	2,223,985
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.79	4-15-2030	885,000	875,292
				3,099,277
See accompanying notes to portfolio of investments
8 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 0.84%
Airlines: 0.16%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.02%	10-20-2027	$350,683	$352,415
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.05	4-1-2031	60,000	59,950
				412,365
Auto parts & equipment: 0.18%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.54	3-30-2027	489,499	472,288
Housewares: 0.26%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.08	10-30-2029	672,274	670,930
Retail: 0.24%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	695,000	642,499
Consumer, non-cyclical: 0.97%
Commercial services: 0.41%
GEO Group, Inc. (U.S. SOFR 1 Month+5.25%)±	9.58	4-13-2029	421,025	425,058
Hertz Corp. (U.S. SOFR 3 Month+3.50%)±	8.04	6-30-2028	773,320	638,477
				1,063,535
Healthcare-services: 0.56%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05	7-1-2031	1,705,681	1,144,699
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%)±	11.71	1-9-2026	296,509	223,864
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	8.03	12-31-2030	109,271	107,313
				1,475,876
Energy: 0.17%
Pipelines: 0.17%
Prairie Acquiror LP (U.S. SOFR 1 Month+4.25%)±	8.58	8-1-2029	445,511	446,906
Financial: 0.57%
Insurance: 0.57%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	7-31-2027	427,772	424,919
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.69	1-31-2028	1,099,173	1,059,328
				1,484,247
Industrial: 0.60%
Aerospace/defense: 0.09%
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.78	1-15-2027	235,000	235,099
Building materials: 0.51%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	8.18	11-23-2027	1,026,417	971,976
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	6.58	2-10-2032	380,000	378,100
				1,350,076
Technology: 0.36%
Computers: 0.25%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	7.33	3-1-2029	678,300	651,507
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 9

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software: 0.11%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.58%	11-28-2028	$301,950	$302,158
Total loans (Cost $15,094,282)				14,241,649
Yankee corporate bonds and notes: 12.90%
Communications: 3.88%
Internet: 1.13%
Rakuten Group, Inc.144A	9.75	4-15-2029	1,545,000	1,654,169
Rakuten Group, Inc. (5 Year Treasury Constant Maturity+4.25%)144Aʊ±	8.13	12-15-2029	1,380,000	1,323,555
				2,977,724
Media: 1.12%
Virgin Media Finance PLC144A	5.00	7-15-2030	420,000	380,754
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,610,000	1,486,610
Virgin Media Vendor Financing Notes IV DAC144A	5.00	7-15-2028	280,000	272,842
VZ Secured Financing BV144A	5.00	1-15-2032	915,000	790,960
				2,931,166
Telecommunications: 1.63%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	2,050,000	2,052,973
Telecom Italia Capital SA	7.20	7-18-2036	815,000	847,340
Zegona Finance PLC144A	8.63	7-15-2029	1,300,000	1,384,500
				4,284,813
Consumer, cyclical: 1.49%
Airlines: 0.32%
Latam Airlines Group SA144A	7.88	4-15-2030	835,000	838,340
Entertainment: 0.48%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,200,000	1,245,272
Leisure time: 0.69%
Carnival Corp.144A	6.00	5-1-2029	635,000	636,674
Carnival Corp.144A	6.13	2-15-2033	1,175,000	1,177,901
				1,814,575
Consumer, non-cyclical: 2.51%
Cosmetics/Personal Care: 0.78%
Opal Bidco SAS144A	6.50	3-31-2032	925,000	924,177
Perrigo Finance Unlimited Co.	6.13	9-30-2032	1,135,000	1,132,992
				2,057,169
Healthcare-products: 0.42%
Bausch & Lomb Corp.144A	8.38	10-1-2028	1,060,000	1,095,891
Pharmaceuticals: 1.31%
1261229 BC Ltd.144A	10.00	4-15-2032	1,985,000	1,965,184
See accompanying notes to portfolio of investments
10 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals(continued)
Bausch Health Cos., Inc.144A	11.00%	9-30-2028	$375,000	$359,799
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	1,000,000	1,112,400
				3,437,383
Energy: 0.84%
Oil & gas: 0.59%
Baytex Energy Corp.144A	8.50	4-30-2030	490,000	474,786
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	826,226	713,231
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	410,000	375,399
				1,563,416
Pipelines: 0.25%
Northriver Midstream Finance LP144A	6.75	7-15-2032	640,000	645,844
Financial: 2.21%
Banks: 0.90%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	735,000	760,073
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	525,000	548,978
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	670,000	645,360
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	400,000	420,365
				2,374,776
Diversified financial services: 1.31%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	695,000	712,866
GGAM Finance Ltd.144A	5.88	3-15-2030	1,440,000	1,432,800
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	1,270,000	1,284,269
				3,429,935
Industrial: 1.43%
Aerospace/defense: 0.40%
Bombardier, Inc.144A	8.75	11-15-2030	975,000	1,046,476
Electronics: 0.44%
Sensata Technologies BV144A	5.88	9-1-2030	1,175,000	1,162,025
Machinery-diversified: 0.03%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	80,000	80,111
Packaging & containers: 0.56%
Trivium Packaging Finance BV144A	8.25	7-15-2030	640,000	664,028
Trivium Packaging Finance BV144A	12.25	1-15-2031	760,000	799,206
				1,463,234
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 11

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.54%
Electric: 0.54%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75%	1-18-2082	$1,475,000	$1,411,552
Total yankee corporate bonds and notes (Cost $33,631,935)				33,859,702

		Yield	Shares
Short-term investments: 3.87%
Investment companies: 3.87%
Allspring Government Money Market Fund Select Class♠∞##		4.23	10,168,720	10,168,720
Total short-term investments (Cost $10,168,720)				10,168,720
Total investments in securities (Cost $259,553,020)	100.12%			262,786,163
Other assets and liabilities, net	(0.12)			(318,709)
Total net assets	100.00%			$262,467,454

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,058,539	$89,297,226	$(84,187,045)	$0	$0	$10,168,720	10,168,720	$241,808
See accompanying notes to portfolio of investments
12 | Allspring High Yield Bond Fund

Notes to portfolio of investments—May 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring High Yield Bond Fund | 13

Notes to portfolio of investments—May 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$1,445,139	$0	$1,445,139
Common stocks
Energy	0	2,709,133	0	2,709,133
Investment Companies	0	71,031	0	71,031
Corporate bonds and notes	0	200,290,789	0	200,290,789
Loans	0	13,936,782	304,867	14,241,649
Yankee corporate bonds and notes	0	33,859,702	0	33,859,702
Short-term investments
Investment companies	10,168,720	0	0	10,168,720
Total assets	$10,168,720	$252,312,576	$304,867	$262,786,163
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At May 31, 2025, the Fund had no material transfers into/out of Level 3.
14 | Allspring High Yield Bond Fund